Securities (Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 799
Available for Sale, Amortized Cost, Due after one year through five years	15,837
Available for Sale, Amortized Cost, Due after five years through ten years	38,543
Available for Sale, Amortized Cost, Due after ten years	43,133
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	98,312
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	63,467
Available for Sale, Amortized Cost, Total	161,779
Available for Sale, Fair Value, Due in one year or less	803
Available for Sale, Fair Value, Due after one year through five years	15,646
Available for Sale, Fair Value, Due after five years through ten years	37,740
Available for Sale, Fair Value, Due after ten years	41,965
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	96,154
Available for Sale, Fair Value, Mortgage-backed securities- government sponsored agencies	61,650
Available for Sale, Fair Value, Total	157,804
Held to Maturity, Amortized Cost, Due in one year or less	174
Held-to-maturity Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	174
Held-to-maturity Securities, Total	174	173
Held to Maturity, Fair Value, Due in one year or less	177
Held-to-maturity Securities, Debt Maturities, Single Maturity Date, Fair Value, Total	177
Held to Maturity, Fair Value	$ 177	$ 177